Document and Entity Information (USD $)	11 Months Ended
Jul. 31, 2013
Document and Entity Information:
Entity Registrant Name	Sauer Energy, Inc.
Document Type	S-1
Document Period End Date	Jul 31, 2013
Amendment Flag	true
Entity Central Index Key	0001446152
Current Fiscal Year End Date	--08-31
Entity Common Stock, Shares Outstanding	93,591,049
Entity Public Float	$ 18,099,517
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Amendment Description	Amended contract

Statement of Financial Position, Classified (USD $)	Aug. 31, 2011
Balance Sheets - Parenthetical
Cash and Cash Equivalents, at Carrying Value	$ 74,559
Assets, Current	74,559
Property Plant and Equipment	57,820
Assets	132,379
Accounts Payable, Current	6,091
Due to Shareholder	10,000
Loans Payable, Current	0
Liabilities, Current	16,091
Liabilities	16,091
Stock Subscriptions	63,910
Common Stock, $.0001 par Value, Issued	7,559
Additional Paid in Capital, Common Stock	1,684,124
Retained Earnings (Accumulated Deficit)	(1,639,305)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	116,288
Liabilities and Equity	$ 132,379

Statement of Financial Position - Parenthetical	Aug. 31, 2012	Aug. 31, 2011
Balance Sheets - Parenthetical
Common Stock, Shares Authorized	650,000,000	650,000,000
Common Stock, Shares Issued	87,218,106	75,590,749
Common Stock, Shares Outstanding	87,218,106	75,590,749

Statement of Income (USD $)	3 Months Ended		12 Months Ended		49 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2012
Income Statement
Sales Revenue, Goods, Net	$ 0	$ 0	$ 0	$ 0	$ 0
Commitment Fees	0	0	0	0	0
Research and Development Expense	160,924	123,829	541,505	274,640	822,320
Professional Fees	28,479	10,850	206,856	57,994	271,130
ProfessionalAndContractServicesExpense	604,379	34,921	705,203		794,678
Other General Expense	65,065	77,700	260,072	1,033,565	1,464,813
Operating Income (Loss)	(858,847)	(247,300)	(1,713,636)	(1,366,199)	(3,352,941)
Net Income (Loss)	$ (858,847)	$ (247,300)	$ (1,713,636)	$ (1,366,199)	$ (3,352,941)
Earnings Per Share, Basic	$ (0.01)	$ 0	$ (0.02)	$ (0.02)
Weighted Average Number of Shares Outstanding, Basic	85,582,367	73,821,825	80,264,523	73,534,702
Earnings Per Share, Diluted	$ (0.01)	$ 0	$ (0.02)	$ (0.02)
Weighted Average Number of Shares Outstanding, Diluted	85,582,367	73,821,825	80,264,523	73,534,702

Statement of Shareholders' Equity (USD $)	Common Stock	Additional Paid-in Capital	CommonStockSharesSubscriptions	Retained Earnings	Total
Stockholders' Equity at Aug. 06, 2008
Stock Issued During Period, Value, New Issues		$ 12,500			$ 12,500
Stock Issued During Period, Shares, New Issues	325				325
Net Income (Loss)				(45,541)
Stockholders' Equity at Aug. 31, 2008		12,500		(45,541)	(33,041)
Shares, Outstanding at Aug. 31, 2008	325				325
Stock Issued During Period, Value, New Issues	13,894	(13,894)
Stock Issued During Period, Shares, New Issues	138,937,175
Net Income (Loss)				(12,666)
Stockholders' Equity at Aug. 31, 2009	13,894	(1,394)		(58,207)	(45,707)
Shares, Outstanding at Aug. 31, 2009	138,937,500				138,937,500
Stock Issued During Period, Value, New Issues	(6,744)	6,744
Stock Issued During Period, Shares, New Issues	(67,437,500)				(67,437,500)
Net Income (Loss)				(214,899)
Adjustments to Additional Paid in Capital, Warrant Issued		0			0
Stock Repurchased and Retired During Period, Value			0
Stock Repurchased and Retired During Period, Shares			0		0
Stockholders' Equity, Other		157,200			157,200
Stockholders' Equity at Aug. 31, 2010	7,150	162,550		(273,106)	(103,406)
Shares, Outstanding at Aug. 31, 2010	71,500,000				71,500,000
Stock Issued During Period, Value, New Issues	409	1,521,574			1,521,983
Stock Issued During Period, Shares, New Issues	4,090,749				4,090,749
Net Income (Loss)				(1,366,199)	(1,366,199)
Adjustments to Additional Paid in Capital, Warrant Issued		0			0
Stock Repurchased and Retired During Period, Value			0
Stock Repurchased and Retired During Period, Shares			0		0
Stockholders' Equity, Other			63,910		63,910
Stockholders' Equity at Aug. 31, 2011	7,559	1,684,124	63,910	(1,639,305)	116,288
Shares, Outstanding at Aug. 31, 2011	75,590,749				75,590,749
Stock Issued During Period, Value, New Issues	1,163	3,272,130			3,273,293
Stock Issued During Period, Shares, New Issues	11,627,357				11,627,357
Net Income (Loss)				(1,713,636)	(1,713,636)
Adjustments to Additional Paid in Capital, Warrant Issued		0			0
Stock Repurchased and Retired During Period, Value			0
Stock Repurchased and Retired During Period, Shares			0		0
Stockholders' Equity, Other			(63,910)		(63,910)
Stockholders' Equity at Aug. 31, 2012	$ 8,722	$ 4,956,254		$ (3,352,941)	$ 1,612,035
Shares, Outstanding at Aug. 31, 2012	87,218,106				87,218,106

Statement of Cash Flows (USD $)	12 Months Ended		49 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2012
Statement of Cash Flows
Net Income (Loss)	$ (1,713,636)	$ (1,366,199)	$ (3,352,941)
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities
Depreciation	31,661	11,261	42,922
Security Deposits	(14,000)	(14,000)	(14,000)
Employee Benefits and Share-based Compensation		48,000	48,000
Other Services issued by Shares	986,490	616,730	1,603,220
Increase (Decrease) in Operating Assets
Increase (Decrease) in Inventories	(1,000)
Increase (Decrease) in Prepaid Expense and Other Assets	10,000
Increase (Decrease) in Operating Liabilities
Increase (Decrease) in Accounts Payable	1,396	536	7,487
Net Cash Provided by (Used in) Operating Activities	(709,089)	(679,672)	(1,665,312)
Net Cash Provided by (Used in) Investing Activities
Payments to Acquire Property, Plant, and Equipment	(41,408)	(69,081)	(110,489)
Net Cash Provided by (Used in) Investing Activities	(41,408)	(69,081)	(110,489)
Net Cash Provided by (Used in) Financing Activities
Payments for (Proceeds from) Deposit on Loan		(89,022)
Proceeds from (Repayments of) Related Party Debt		(53,140)	10,000
Proceeds from Issuance of Common Stock	722,893	921,163	1,812,756
Net Cash Provided by (Used in) Financing Activities	722,893	779,001	1,822,756
Cash and Cash Equivalents, Period Increase (Decrease)	(27,604)	30,248	46,955
Cash and Cash Equivalents, at Carrying Value	74,559	44,311
Cash and Cash Equivalents, at Carrying Value	$ 46,955	$ 74,559	$ 46,955

Statement of Financial Position, Classified - (Un-Audited) (USD $)	Aug. 31, 2012	May 31, 2013 Un-Audited	Aug. 31, 2012 Un-Audited
Cash and Cash Equivalents, at Carrying Value	$ 46,955	$ 50,723	$ 46,955
Inventory, Net	1,000	1,000	1,000
Assets, Current	47,955	51,723	47,955
Property Plant and Equipment	92,567	67,592	92,567
Indefinite-Lived Intangible Assets (Excluding Goodwill)	1,475,000	1,905,000	1,475,000
Other Assets, Noncurrent	14,000	14,000	14,000
Assets	1,629,522	2,038,315	1,629,522
Accounts Payable, Current	7,487	7,487	7,487
Due to Shareholder	10,000	10,000	10,000
Loans Payable, Current	0	311,500
Liabilities, Current	17,487	328,987	17,487
Liabilities	17,487	328,987	17,487
Common Stock, $.0001 par Value, Issued	8,722	9,245	8,722
Additional Paid in Capital, Common Stock	4,956,254	5,958,050	4,956,254
Retained Earnings (Accumulated Deficit)	(3,352,941)	(4,257,967)	(3,352,941)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	1,612,035	1,709,328	1,612,035
Liabilities and Equity	$ 1,629,522	$ 2,038,315	$ 1,629,522

Statement of Financial Position - Parenthetical - (Un-Audited) (Un-Audited, USD $)	May 31, 2013	Aug. 31, 2012
Common Stock, Par Value	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	650,000,000	650,000,000
Common Stock, Shares Issued	92,451,049	87,218,106
Common Stock, Shares Outstanding	92,451,049	87,218,106

Statement of Operations - (Un-Audited) (Un-Audited, USD $)	3 Months Ended		9 Months Ended		58 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2013	May 31, 2012	May 31, 2013
Professional Fees	$ 12,541	$ 99,590	$ 53,445	$ 162,467	$ 324,577
ProfessionalAndContractServicesExpense	96,395	16,028	155,090	100,824	949,767
Commitment Fees	0	0	445,000	0	445,000
Research and Development Expense	3,791	176,693	56,643	391,072	878,963
Other General Expense	57,940	56,206	194,848	200,426	1,659,660
Operating Expenses	170,667	348,517	905,026	854,789	4,257,967
Operating Income (Loss)	(170,667)	(348,517)	(905,026)	(854,789)	(4,257,967)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	(170,667)	(348,517)	(905,026)	(854,789)	(4,257,967)
Net Income (Loss)	$ (170,667)	$ (348,517)	$ (905,026)	$ (854,789)	$ (4,257,967)
Earnings Per Share, Basic	$ 0	$ 0	$ (0.01)	$ (0.011)
Weighted Average Number of Shares Outstanding, Basic	92,321,929	73,889,709	91,603,425	78,609,854
Earnings Per Share, Diluted	$ 0	$ 0	$ (0.01)	$ (0.011)
Weighted Average Number of Shares Outstanding, Diluted	92,321,929	73,889,709	91,603,425	78,609,854

Statement of Cash Flows - (Un-Audited) (Un-Audited, USD $)	9 Months Ended		58 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2013
Net Income (Loss)	$ (905,026)	$ (854,789)	$ (4,257,967)
Depreciation	24,974	20,067	67,897
Investor Relation fees issued by shares			180,000
Share-based Compensation		244,420	1,423,220
Employee Benefits and Share-based Compensation			48,000
Increase (Decrease) in Inventories		(1,000)
Security Deposits	(14,000)		(14,000)
Increase (Decrease) in Accounts Payable		1,396	7,487
Net Cash Provided by (Used in) Operating Activities	(880,052)	(589,906)	(2,545,363)
Payments to Acquire Property, Plant, and Equipment		(61,635)	(110,489)
Payments to Acquire Intangible Assets	(430,000)	(1,475,000)	(430,000)
Net Cash Provided by (Used in) Investing Activities	(430,000)	(1,536,635)	(540,489)
Payments for (Proceeds from) Deposit on Loan	461,500		561,522
Proceeds from (Repayments of) Related Party Debt			10,000
Proceeds from (Repayments of) Notes Payable	(150,000)		(250,022)
Proceeds from Issuance of Common Stock	1,002,320	628,099	2,815,075
Proceeds from Other Equity		138,090
Net Cash Provided by (Used in) Financing Activities	1,313,820	766,189	3,136,575
Cash and Cash Equivalents, Period Increase (Decrease)	3,768	(1,360,352)	50,723
Cash and Cash Equivalents, at Carrying Value	46,955	74,559
Cash and Cash Equivalents, at Carrying Value	$ 50,723	$ (1,285,793)	$ 50,723

Note 1 - Organization and Summary of Significant Accounting Policies	11 Months Ended
Jul. 31, 2013
Notes
Note 1 - Organization and Summary of Significant Accounting Policies:

Note 1 - Organization and summary of significant accounting policies:

These unaudited interim financial statements as of and for the six months ended February 28, 2013 reflect all adjustments which, in the opinion of management, are necessary to fairly state the Company’s financial position and the results of its operations for the periods presented, in accordance with the accounting principles generally accepted in the United States of America. All adjustments are of a normal recurring nature.

These unaudited interim financial statements should be read in conjunction with the Company’s financial statements and notes thereto included in the Company’s fiscal year end August 31, 2012 report. The Company assumes that the users of the interim financial information herein have read, or have access to, the audited financial statements for the preceding period, and that the adequacy of additional disclosure needed for a fair presentation may be determined in that context. The results of operations for the six month period ended February 28, 2013 are not necessarily indicative of results for the entire year ending August 31, 2013.

Following is a summary of our organization and significant accounting policies:

Organization and nature of business – Sauer Energy, Inc. (formerly: BCO Hydrocarbon Ltd.) (identified in these footnotes as “we” or the “Company”) was incorporated in the State of Nevada, United States of America on August 19, 2008. It was a natural resource exploration stage company and anticipated acquiring, exploring, and if warranted and feasible, developing natural resource assets. BCO had the right to acquire a 50% working interest in an oil and gas lease in Alberta, Canada.

Sauer Energy, Inc. (the “Old Sauer”) was incorporated in California on August 7, 2008. The Company is a development stage company engaged in the design and manufacture of vertical axis wind turbine (VAWT) systems.

On July 25, 2010, the Company, the president and sole director Malcolm Albery (“MA”) and Dieter Sauer, Jr. (“DS”) completed a closing (the “Closing”) under an Agreement and Plan of Reorganization, dated as of June 23, 2010 (the “Agreement”).  The Agreement provided: (a) for the purchase by DS of all of the 39,812,500 shares of the Company owned by MA for $55,200; (b) the contribution by DS of all of the shares of Old Sauer, a California corporation (“SEI”) to the Company; (c) the assignment of certain patent rights related to wind turbine technology held by DS to the Company; and (d) the election of DS to the Company’s board of directors.  In connection with the Closing, Mr. Sauer was elected President and CEO of the Company and two former shareholders of the Company agreed to (i) indemnify the Company against any claims resulting from breaches of representations and warranties by the Company in the Agreement; (ii) to acquire and cause to be returned for cancellation an aggregate of 67,437,500 shares of the Company’s common Stock, including all of the shares owned by former officer and director Daniel Brooks and; (3) assume all of the Company’s obligations in connection with certain oil and gas leases in Canada.

The agreement was executed on July 25, 2010. Sauer Energy, Inc. became a wholly-owned subsidiary of the Company. On August 29, Malcolm Albery resigned as President and was replaced by Dieter Sauer.  In the following month, the Company changed its name from BCO Hydrocarbon Ltd. to Sauer Energy, Inc.

Note 1 - Organization and summary of significant accounting policies (continued):

The Company’s fiscal year-end is August 31.

Basis of consolidation – Not applicable.

Basic of presentation – Our accounting and reporting policies conform to U.S. generally accepted accounting principles applicable to development stage enterprises.

Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Cash and cash equivalents - For purposes of the statement of cash flows, we consider all cash in banks, money market funds, and certificates of deposit with a maturity of less than three months to be cash equivalents.

Fixed assets - Property, plant and equipment is valued at cost less accumulated depreciation and impairment losses. If the costs of certain components of an item of property, plant and equipment are significant in relation to the total cost of the item, they are accounted for and depreciated separately Depreciation expense is recognized using the straight-line method for the vehicle and the double declining method for all remaining assets and is amortized over the estimated useful life of the related asset. The following useful lives are assumed:

 Vehicle & Equipment . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5 years

Furniture & Fixtures . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7 Years

Fair Value of Financial Instruments

 The Financial Accounting Standards Board issued ASC (Accounting Standards Codification) 820-10 (SFAS No. 157), “Fair Value Measurements and Disclosures" for financial assets and liabilities. ASC 820-10 provides a framework for measuring fair value and requires expanded disclosures regarding fair value measurements. FASB ASC 820- 10 defines fair value as the price that would be received for an asset or the exit price that would be paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants on the measurement date. FASB ASC 820-10 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs, where available. The following summarizes the three levels of inputs required by the standard that the Company uses to measure fair value:

- Level 1: Quoted prices in active markets for identical assets or liabilities.

- Level 2: Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities.

- Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The carrying amounts of the Company’s financial instruments as of February 28, 2013 reflect:

- Cash: Level One measurement based on bank reporting.
- Loan receivable and loans from Officers and related parties: Level 2 based on promissory notes.

Federal income taxes -The Company utilizes FASB ACS 740, “Income Taxes”, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. When, in the opinion of management, it is more likely than not that some part or all of the deferred tax assets will not be realized.

 Interest and penalties on tax deficiencies recognized in accordance with ASC accounting standards are classified as income taxes in accordance with ASC Topic 740-10-50-19.

Research and development costs

The Company expenses costs of research and development cost as incurred. Research and development costs for the six months ended February 28, 2013 and February 29, 2012 was $52,852 and $100,585 respectively.

Advertising.

 Advertising and marketing expenses for the six months ended February 28, 2013 and February 29, 2012 was $4,301 and $5,089 respectively.

Basic and Diluted Earnings (Loss) Per Share - Net loss per share is calculated in accordance with FASB ASC 260, Earnings Per Share, for the period presented. Basic net loss per share is based upon the weighted average number of common shares outstanding. Diluted net loss per share is based on the assumption that all dilutive convertible shares and stock options were converted or exercised. Dilution is computed by applying the treasury stock method. Under this method, options and warrants are assumed exercised at the beginning of the period (or at the time of issuance, if later), and as if funds obtained thereby were used to purchase common stock at the average market price during the period. The Company has potentially dilutive securities outstanding consisting of warrants to purchase common stock, (see Note 10).  However their exercise would be anti-dilutive, since the Company is in a loss position, and they are not counted in the calculation of loss per share.

Development Stage Company - The Company is considered a development stage company, with no operating revenues during the periods presented, as defined by FASB Accounting Standards Codification ASC 915. ACS 915 requires companies to report their operations, shareholders’ deficit and cash flows since inception through the date that revenues are generated from management’s intended operations, among other things. Management has defined inception as August 7, 2008. Since inception, the Company has incurred an operating loss of $4,087,300. The Company’s working capital has been generated through advances from the principal of the Company and solicitation of subscriptions. Management has provided financial data since August 7, 2008 in the financial statements, as a means to provide readers of the Company’s financial information to be able to make informed investment decisions.

Fair Value—In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs." The amendments in this update generally represent clarifications of Topic 820, but also include some instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. This update results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS. The amendments in this update are to be applied prospectively. The amendments are effective for interim and annual periods beginning after December 15, 2011. Early application is not permitted. The Company does not expect this guidance to have a significant impact on its consolidated financial position, results of operations or cash flows.

Comprehensive Income —In June 2011, the FASB issued ASU No. 2011-05, "Presentation of Comprehensive Income." This update was amended in December 2011 by ASU No. 2011-12, "Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05." This update defers only those changes in update 2011-05 that relate to the presentation of reclassification adjustments. All other requirements in update 2011-05 are not affected by this update, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. ASU No. 2011-05 and 2011-12 are effective for fiscal years (including interim periods) beginning after December 15, 2011. The Company does not expect this guidance to have a significant impact on its consolidated financial position, results of operations or cash flows.

Offsetting Assets and Liabilities—In December 2011, the FASB issued ASU No. 2011-11, "Disclosures about Offsetting Assets and Liabilities." The amendments in this update require enhanced disclosures around financial instruments and derivative instruments that are either (1) offset in accordance with either ASC 210-20-45 or ASC 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either ASC 210-20-45 or ASC 815-10-45. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The amendments are effective during interim and annual periods beginning on or after January 1, 2013. The Company does not expect this guidance to have any impact on its consolidated financial position, results of operations or cash flows.

A variety of proposed or otherwise potential accounting standards are currently under study by standard setting organizations and various regulatory agencies.  Due to the tentative and preliminary nature of those proposed standards, the Company’s management has not determined whether implementation of such standards would be material to its financial statements.

Note 3 - Going Concern	11 Months Ended
Jul. 31, 2013
Notes
Note 3 - Going Concern

Note 3 – Going Concern

The Company's financial statements are prepared using the generally accepted accounting principles applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. However, the Company has accumulated a deficit of $4,087,300 as of February 28, 2013.

In view of the matters described above, recoverability of a major portion of the recorded asset amounts shown in the accompanying balance sheets is dependent upon continued operations of the Company, which in turn is dependent upon the Company’s ability to raise additional capital, obtain financing and to succeed in its future operations. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. Management plans to raise additional capital through the sale of stock to pursue business development activities.

Note 4 - Property and Equipment	11 Months Ended
Jul. 31, 2013
Notes
Note 4 - Property and Equipment

Note 4 – Property and Equipment

Property and Equipment consisted of the following at February 28, 2013 and August 31, 2012	February 28, 2013	August 31, 2012
Computer and equipment & truck	$ 135,489	$ 135,489
Less: Accumulated depreciation/amortization	(59,572)	(42,922)
Property and equipment, net	$ 75,917	$ 92,567

Note 5 - Asset Purchase	11 Months Ended
Jul. 31, 2013
Notes
Note 5 - Asset Purchase

Note 5 – Asset Purchase

On May 11, 2012, the Company entered into an Asset Purchase Agreement with St. George Investments LLC, an Illinois limited liability company, to acquire certain assets in foreclosure for 6,000,000 common shares.  The assets were formerly owned by Helix Wind, Inc., a Nevada corporation in the same business as the Company.  The assets and agreed prices were:

Asset Purchase	May 11, 2012
Tangible Assets
Equipment	$ 23,000
Supplies	1,000
Inventory	1,000
Total Tangible Assets	$ 25,000

Intangible Assets
Goodwill	$ 5,000
Intellectual Property (10 patents, 2 trademarks, network system, wind turbine monitoring system, URL	1,467,500
Restrictive Covenant	$ 2,500
Total intangible assets acquired	$ 1,475,000

Total Assets acquired	$ 1,500,000

Note 5 – Restricted Covenant

In January 2013 the Company entered into an amendment to the Asset Purchase Agreement of May 11, 2012 with the Seller of the assets.  The Agreement contained the Company’s guarantee to indemnify the Seller against a certain drop in stock price of stock received in payment for the assets.  The “Protection Period” in the agreement lasts until the Company receives cash consideration of five million dollars (the “Protection Amount”) from the issuance of common stock. Such a contingency could not be quantified by the Company and none was recorded at the fiscal year ended August 31, 2012.  The Protection Period was amended with a new beginning time:  nine months from August 2, 2012 or the date that an S1 stock registration statement is recorded, (the earlier).   It was further agreed that Seller would forbear enforcement of the guarantee prior to the beginning of the Protection Period for the payment of 2,000,000 common shares of the Company.  The stock was issued on January 7, 2013.  The cost of the issue was recorded as a Restricted Covenant.

Note 6 - Related Party Transactions	11 Months Ended
Jul. 31, 2013
Notes
Note 6 - Related Party Transactions:

Note 6 – Related Party Transactions:

A shareholder of the Company advanced $10,000 to the Company in the year ended August 31, 2011.  The balance of the Stockholder’s loan was $10,000 at February 28, 2013. The loan carries no interest, is unsecured, has no maturity date and is payable upon demand.

Note 7 - Commitments and Contingencies	11 Months Ended
Jul. 31, 2013
Notes
Note 7 - Commitments and Contingencies:

Note 7 – Commitments and Contingencies:

The contingency related to the indemnification of the seller of assets in the agreement of May 11, 2012 against the loss in value of contract stock from a dilutive issuance was postponed by the amended agreement, per Note 5.

In September 2012, the Company leased office and laboratory space in Camarillo, California for three years for monthly rental payments of $7,000 per month.

 Lease Commitments – for the following three fiscal years from March 1, 2013 through the end of the lease:

For the period through

Fiscal year ended

August 31

2013	$42,000
2014	84,000
2015	84,000
210,000

Note 8 - Federal Income Tax	11 Months Ended
Jul. 31, 2013
Notes
Note 8 - Federal Income Tax:

Note 8 - Federal income tax:

No provision was made for federal income tax, since the Company had a significant net operating loss. Net operating loss carryforwards may be used to reduce taxable income through the year 2033. The availability of the Company’s net operating loss carryforwards are subject to limitation if there is a 50% or more positive change in the ownership of the Company’s stock, unless the same or similar business is carried on. The net operating loss carryforward for federal and state income tax purposes was approximately $475,870 for the six months ended February 28, 2013.  The Company has net operating losses carried forward of approximately $4,087,300 for tax purposes which will expire in 2028 through 2033 if not utilized.

No provision was made for federal income tax, since the Company had an operating loss and has accumulated net operating loss carryforwards.  .

Note 9 - Capital Stock	11 Months Ended
Jul. 31, 2013
Notes
Note 9 - Capital Stock

Note 9 – Capital Stock

During the period September 1 to October 17, 2011, the Company entered into a series of private placement agreements with various investors involving issuing units of securities at $0.30 per unit. Each unit consisted of one (1) share of common stock, par value $0.0001 per share and one (1) common stock purchase warrant with an exercise price of $0.60 each, expiring July 31, 2013. The private placement was oversubscribed and the Company accepted additional private placement funds. On October 17, 2011 the Company issued 1,275,337 units of the securities in consideration of funds received of $382,601.

On October 17, 2011, the Company issued a total of 522,900 shares of restricted common stock to certain consultants as compensation for services. The fair value of the stock was $0.51.  Based on the fair value of the common stock on the day of issuance, $20,462 was charged to consulting expense for the three months ended November 30, 2011, which was pro-rated for the six month period of the restriction.

On October 17, 2011, the Company issued 200,000 shares of common stock to a consulting firm for services to be provided. The fair value of the common stock on the day it was issued was $0.51 per share. Based on the fair value of the stock on the day of issuance, $8,046 less $200 contributed was charged to consulting, which was pro-rated for the six month period of the restriction.

On October 17, 2011, the Company issued 200,000 shares of common stock to a consulting firm for services to be provided. The fair value of the common stock on the day it was issued was $0.51 per share. Based on the fair value of the stock on the day of issuance, $20,988 was charged to consulting, which was pro-rated for the six month period of the restriction.

On November 10, 2011, the Company issued 3,350 units of securities at $0.30 per unit for $1,002 cash. Each unit consisted of one (1) share of common stock, par value $0.0001 per share and one (1) common stock purchase warrant with an exercise price of $0.60 each, expiring July 31, 2013.

On December 1, 2011, the Company issued 650,000 units of securities to seven investors at $0.30 per unit for $195,000 cash. Each unit consisted of one (1) share of common stock, par value $0.0001 per share and one (1) common stock purchase warrant with an exercise price of $0.60 each, expiring July 31, 2013.

On December 1, 2011, a correction was made to a common stock certificate, reducing shares by 3,330.

On December 1, 2011, the Company issued 24,000units of securities to an investor at $0.25 per unit for $6,000 cash. Each unit consisted of one (1) share of common stock, par value $0.0001 per share and one (1) common stock purchase warrant with an exercise price of $0.60 each, expiring July 31, 2013.

On January 24, 2012, the Company issued 125,000 shares of common stock at the closing price of $0.60 per share for legal fees of $75,000.

On January 26, 2012, the Company issued 25,000 shares of common stock at the closing price of $0.60 per share for legal fees of $15,000.

On April 30, 2012, the Company issued 363,000 shares of common stock at the closing price of $0.34 per share for services by six providers.

On May 11, 2012 the Company issued 6,000,000 shares of common stock pursuant to an Asset Purchase Agreement for certain wind turbine assets including intangible assets the price of which was $1,500,000, representing a stock price of $0.25 per share.

On July 31, 3012, the Company issued 808,000 units of securities at $0.25 per unit for $202,000 cash. Each unit consisted of one (1) share of common stock, par value $0.0001 per share and one (1) common stock purchase warrant with an exercise price of $0.50 each, expiring July 31, 2014.

On July 31, 2012, the Company issued 100,000 shares of common stock at $0.12 per share for legal fees of $12,000.

On July 31, 2012 the Company issued 1,000,000 shares of common stock at $0.12 per share for contract services of $120,000.

On October 10, 2012 the Company issued 950,980 shares of common stock at $0.126 per share to St George Investments LLC for $120,000 pursuant to an investment agreement.

On November 28, 2012 the Company issued 200,000 shares of common stock at $0.25 per share for $50,000

On December 14, 2012 the Company issued 100,000 shares of common stock at $0.21 per share for consulting services of $21,000.

On December 14, 2012 the Company issued 1,479,963 shares of common stock at $0.2196 per share for commitment fees of $325,000.

On December 14, 2012 the Company issued 12,000 shares of common stock at $0.21 per share for consulting services of $2,520.

On January 7, 2013 the Company issued 2,000,000 shares of common stock at $0.215 per share for a restricted covenant.

As of February 28, 2013, the Company was authorized to issue 650,000,000 shares of par value $0.0001 common stock, of which 91,961,049 shares of common stock were issued and outstanding.

Note 10 – Warrants

No warrants were issued or expired during the six months ended February 28, 2013.

During the previous fiscal year, the Company entered a series of private placement agreements with various investors. (Refer to Note 9– Capital Stock).

The following table is a summary of information about the warrants outstanding at February 29, 2012:

Shares Underlying Warrants Outstanding
Range of Exercise Price	Shares Underlying Warrants Outstanding	Weighted Average Remaining Contractual Life in years	Weighted Average Exercise Price
$0.50 $0.60	5,357,206	0.57 years	0.58

The following table is a summary of activity of outstanding stock warrants:

	Warrants	Weighted Average Exercise Price
Balance, November 30, 2012	5,357,206	$ 0.58
Warrants expired	-	$ -
Warrants cancelled	-	$ -
Warrants granted	-	$ -
Warrants exercised	-	$ -
Balance, February 28, 2013	5,357,206	$ 0.58

Note 1 - Organization and Summary of Significant Accounting Policies: Nature of Operations (Policies)	11 Months Ended
Jul. 31, 2013
Policies
Nature of Operations

Organization and nature of business – Sauer Energy, Inc. (formerly: BCO Hydrocarbon Ltd.) (identified in these footnotes as “we” or the “Company”) was incorporated in the State of Nevada, United States of America on August 19, 2008. It was a natural resource exploration stage company and anticipated acquiring, exploring, and if warranted and feasible, developing natural resource assets. BCO had the right to acquire a 50% working interest in an oil and gas lease in Alberta, Canada.

Sauer Energy, Inc. (the “Old Sauer”) was incorporated in California on August 7, 2008. The Company is a development stage company engaged in the design and manufacture of vertical axis wind turbine (VAWT) systems.

On July 25, 2010, the Company, the president and sole director Malcolm Albery (“MA”) and Dieter Sauer, Jr. (“DS”) completed a closing (the “Closing”) under an Agreement and Plan of Reorganization, dated as of June 23, 2010 (the “Agreement”).  The Agreement provided: (a) for the purchase by DS of all of the 39,812,500 shares of the Company owned by MA for $55,200; (b) the contribution by DS of all of the shares of Old Sauer, a California corporation (“SEI”) to the Company; (c) the assignment of certain patent rights related to wind turbine technology held by DS to the Company; and (d) the election of DS to the Company’s board of directors.  In connection with the Closing, Mr. Sauer was elected President and CEO of the Company and two former shareholders of the Company agreed to (i) indemnify the Company against any claims resulting from breaches of representations and warranties by the Company in the Agreement; (ii) to acquire and cause to be returned for cancellation an aggregate of 67,437,500 shares of the Company’s common Stock, including all of the shares owned by former officer and director Daniel Brooks and; (3) assume all of the Company’s obligations in connection with certain oil and gas leases in Canada.

The agreement was executed on July 25, 2010. Sauer Energy, Inc. became a wholly-owned subsidiary of the Company. On August 29, Malcolm Albery resigned as President and was replaced by Dieter Sauer.  In the following month, the Company changed its name from BCO Hydrocarbon Ltd. to Sauer Energy, Inc.

Note 1 - Organization and Summary of Significant Accounting Policies: Basis of Presentation (Policies)	11 Months Ended
Jul. 31, 2013
Policies
Basis of Presentation

The Company’s fiscal year-end is August 31.

Basis of consolidation – Not applicable.

Basic of presentation – Our accounting and reporting policies conform to U.S. generally accepted accounting principles applicable to development stage enterprises.

Note 1 - Organization and Summary of Significant Accounting Policies: Use of Estimates, Policy (Policies)	11 Months Ended
Jul. 31, 2013
Policies
Use of Estimates, Policy

Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Note 1 - Organization and Summary of Significant Accounting Policies: Property, Plant and Equipment, Policy (Policies)	11 Months Ended
Jul. 31, 2013
Policies
Property, Plant and Equipment, Policy

Fixed assets - Property, plant and equipment is valued at cost less accumulated depreciation and impairment losses. If the costs of certain components of an item of property, plant and equipment are significant in relation to the total cost of the item, they are accounted for and depreciated separately Depreciation expense is recognized using the straight-line method for the vehicle and the double declining method for all remaining assets and is amortized over the estimated useful life of the related asset. The following useful lives are assumed:

 Vehicle & Equipment . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5 years

Furniture & Fixtures . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7 Years

Note 1 - Organization and Summary of Significant Accounting Policies: Fair Value Measurement, Policy (Policies)	11 Months Ended
Jul. 31, 2013
Policies
Fair Value Measurement, Policy

Fair Value of Financial Instruments

 The Financial Accounting Standards Board issued ASC (Accounting Standards Codification) 820-10 (SFAS No. 157), “Fair Value Measurements and Disclosures" for financial assets and liabilities. ASC 820-10 provides a framework for measuring fair value and requires expanded disclosures regarding fair value measurements. FASB ASC 820- 10 defines fair value as the price that would be received for an asset or the exit price that would be paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants on the measurement date. FASB ASC 820-10 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs, where available. The following summarizes the three levels of inputs required by the standard that the Company uses to measure fair value:

- Level 1: Quoted prices in active markets for identical assets or liabilities.

- Level 2: Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities.

- Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The carrying amounts of the Company’s financial instruments as of February 28, 2013 reflect:

- Cash: Level One measurement based on bank reporting.
- Loan receivable and loans from Officers and related parties: Level 2 based on promissory notes.

Note 1 - Organization and Summary of Significant Accounting Policies: Income Tax, Policy (Policies)	11 Months Ended
Jul. 31, 2013
Policies
Income Tax, Policy

Federal income taxes -The Company utilizes FASB ACS 740, “Income Taxes”, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. When, in the opinion of management, it is more likely than not that some part or all of the deferred tax assets will not be realized.

 Interest and penalties on tax deficiencies recognized in accordance with ASC accounting standards are classified as income taxes in accordance with ASC Topic 740-10-50-19.

Note 1 - Organization and Summary of Significant Accounting Policies: Research and Development Costs (Policies)	11 Months Ended
Jul. 31, 2013
Policies
Research and Development Costs

Research and development costs

The Company expenses costs of research and development cost as incurred. Research and development costs for the six months ended February 28, 2013 and February 29, 2012 was $52,852 and $100,585 respectively.

Note 1 - Organization and Summary of Significant Accounting Policies: Advertising. (Policies)	11 Months Ended
Jul. 31, 2013
Policies
Advertising.	Advertising. Advertising and marketing expenses for the six months ended February 28, 2013 and February 29, 2012 was $4,301 and $5,089 respectively.

Note 1 - Organization and Summary of Significant Accounting Policies: Earnings Per Share, Policy (Policies)	11 Months Ended
Jul. 31, 2013
Policies
Earnings Per Share, Policy

Basic and Diluted Earnings (Loss) Per Share - Net loss per share is calculated in accordance with FASB ASC 260, Earnings Per Share, for the period presented. Basic net loss per share is based upon the weighted average number of common shares outstanding. Diluted net loss per share is based on the assumption that all dilutive convertible shares and stock options were converted or exercised. Dilution is computed by applying the treasury stock method. Under this method, options and warrants are assumed exercised at the beginning of the period (or at the time of issuance, if later), and as if funds obtained thereby were used to purchase common stock at the average market price during the period. The Company has potentially dilutive securities outstanding consisting of warrants to purchase common stock, (see Note 10).  However their exercise would be anti-dilutive, since the Company is in a loss position, and they are not counted in the calculation of loss per share.

Note 1 - Organization and Summary of Significant Accounting Policies: Development Stage Enterprises (Policies)	11 Months Ended
Jul. 31, 2013
Policies
Development Stage Enterprises

Development Stage Company - The Company is considered a development stage company, with no operating revenues during the periods presented, as defined by FASB Accounting Standards Codification ASC 915. ACS 915 requires companies to report their operations, shareholders’ deficit and cash flows since inception through the date that revenues are generated from management’s intended operations, among other things. Management has defined inception as August 7, 2008. Since inception, the Company has incurred an operating loss of $4,087,300. The Company’s working capital has been generated through advances from the principal of the Company and solicitation of subscriptions. Management has provided financial data since August 7, 2008 in the financial statements, as a means to provide readers of the Company’s financial information to be able to make informed investment decisions.

Fair Value—In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs." The amendments in this update generally represent clarifications of Topic 820, but also include some instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. This update results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS. The amendments in this update are to be applied prospectively. The amendments are effective for interim and annual periods beginning after December 15, 2011. Early application is not permitted. The Company does not expect this guidance to have a significant impact on its consolidated financial position, results of operations or cash flows.

Note 1 - Organization and Summary of Significant Accounting Policies: Comprehensive Income, Policy (Policies)	11 Months Ended
Jul. 31, 2013
Policies
Comprehensive Income, Policy

Comprehensive Income —In June 2011, the FASB issued ASU No. 2011-05, "Presentation of Comprehensive Income." This update was amended in December 2011 by ASU No. 2011-12, "Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05." This update defers only those changes in update 2011-05 that relate to the presentation of reclassification adjustments. All other requirements in update 2011-05 are not affected by this update, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. ASU No. 2011-05 and 2011-12 are effective for fiscal years (including interim periods) beginning after December 15, 2011. The Company does not expect this guidance to have a significant impact on its consolidated financial position, results of operations or cash flows.

Note 1 - Organization and Summary of Significant Accounting Policies: Derivatives, Offsetting Fair Value Amounts, Policy (Policies)	11 Months Ended
Jul. 31, 2013
Policies
Derivatives, Offsetting Fair Value Amounts, Policy

Offsetting Assets and Liabilities—In December 2011, the FASB issued ASU No. 2011-11, "Disclosures about Offsetting Assets and Liabilities." The amendments in this update require enhanced disclosures around financial instruments and derivative instruments that are either (1) offset in accordance with either ASC 210-20-45 or ASC 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either ASC 210-20-45 or ASC 815-10-45. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The amendments are effective during interim and annual periods beginning on or after January 1, 2013. The Company does not expect this guidance to have any impact on its consolidated financial position, results of operations or cash flows.

A variety of proposed or otherwise potential accounting standards are currently under study by standard setting organizations and various regulatory agencies.  Due to the tentative and preliminary nature of those proposed standards, the Company’s management has not determined whether implementation of such standards would be material to its financial statements.

Note 4 - Property and Equipment: Property, Plant and Equipment (Tables)	11 Months Ended
Jul. 31, 2013
Tables/Schedules
Property, Plant and Equipment

Property and Equipment consisted of the following at February 28, 2013 and August 31, 2012	February 28, 2013	August 31, 2012
Computer and equipment & truck	$ 135,489	$ 135,489
Less: Accumulated depreciation/amortization	(59,572)	(42,922)
Property and equipment, net	$ 75,917	$ 92,567

Note 5 - Asset Purchase: Schedule of Purchase Price Allocation (Tables)	11 Months Ended
Jul. 31, 2013
Tables/Schedules
Schedule of Purchase Price Allocation

Asset Purchase	May 11, 2012
Tangible Assets
Equipment	$ 23,000
Supplies	1,000
Inventory	1,000
Total Tangible Assets	$ 25,000

Intangible Assets
Goodwill	$ 5,000
Intellectual Property (10 patents, 2 trademarks, network system, wind turbine monitoring system, URL	1,467,500
Restrictive Covenant	$ 2,500
Total intangible assets acquired	$ 1,475,000

Total Assets acquired	$ 1,500,000

Note 7 - Commitments and Contingencies: Lease commitments (Tables)	11 Months Ended
Jul. 31, 2013
Tables/Schedules
Lease commitments	August 31
2013	$42,000
2014	84,000
2015	84,000
210,000

Note 9 - Capital Stock: Schedule of Stockholders' Equity Note, Warrants or Rights (Tables)	11 Months Ended
Jul. 31, 2013
Tables/Schedules
Schedule of Stockholders' Equity Note, Warrants or Rights

Shares Underlying Warrants Outstanding
Range of Exercise Price	Shares Underlying Warrants Outstanding	Weighted Average Remaining Contractual Life in years	Weighted Average Exercise Price
$0.50 $0.60	5,357,206	0.57 years	0.58

Note 1 - Organization and Summary of Significant Accounting Policies (Details)	11 Months Ended
Jul. 31, 2013
Details
Cash and Cash Equivalents, Policy	Cash and cash equivalents - For purposes of the statement of cash flows, we consider all cash in banks, money market funds, and certificates of deposit with a maturity of less than three months to be cash equivalents.

Note 4 - Property and Equipment: Property, Plant and Equipment (Details) (USD $)	Feb. 28, 2013	Aug. 31, 2012	Aug. 31, 2011
Details
Computer and equipment & truck	$ 135,489	$ 135,489
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(59,572)	(42,922)
Property Plant and Equipment	$ 75,917	$ 92,567	$ 57,820

Note 5 - Asset Purchase: Schedule of Purchase Price Allocation (Details) (USD $)	May 11, 2012
Details
Business Acquisition, Purchase Price Allocation, Equipment	$ 23,000
Business Acquisition, Purchase Price Allocation, Current Assets, Asset to be Disposed of	1,000
Business Acquisition, Purchase Price Allocation, Current Assets, Inventory	1,000
Business Acquisition, Purchase Price Allocation, Tangible Assets	25,000
Business Acquisition, Purchase Price Allocation, Goodwill Amount	5,000
Business Acquisition, Purchase Price Allocation, Intangible Assets Other than Goodwill	1,467,500
Restrictive Covenant	2,500
Acquired Indefinite-lived Intangible Asset, Amount	1,475,000
Total Assets acquired	$ 1,500,000

Note 6 - Related Party Transactions (Details) (USD $)	Feb. 28, 2013
Details
Shareholder of the Company advanced	$ 10,000

Note 7 - Commitments and Contingencies: Lease commitments (Details) (USD $)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Details
Commitments	$ 84,000	$ 84,000	$ 42,000

Note 8 - Federal Income Tax (Details) (USD $)	Feb. 28, 2013
Details
Net operating loss carryforward	$ 475,870